Other operating costs - Summary of number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Number of employees, year end	31,425	29,450	29,292
Average number of employees	30,845	28,563	28,707
UK
Disclosure of operating segments [line items]
Number of employees, year end	13,956	12,572	11,960
Average number of employees	13,439	12,024	11,393
US
Disclosure of operating segments [line items]
Number of employees, year end	17,469	16,878	17,332
Average number of employees	17,406	16,539	17,314